Jointly controlled and Significant Influence - Participation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jointly Controlled By Banco Santander [Member] | Banco Rci Brasil Sa Current Company Name Of Rci Brasil Leasing [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Banco RCI Brasil S.A.
Activity	Bank
Country	Brazil
Participation	39.89%	39.89%	39.89%
Jointly Controlled By Banco Santander [Member] | Norchem Holding Negcios Sa [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Norchem Participações e Consultoria S.A.
Activity	Other Activities
Country	Brazil
Participation	0.00%	0.00%	50.00%
Jointly Controlled By Banco Santander [Member] | Estruturadora Brasileira De Projetos S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Estruturadora Brasileira de Projetos S.A. - EBP
Activity	Other Activities
Country	Brazil
Participation	11.11%	11.11%	11.11%
Jointly Controlled By Banco Santander [Member] | Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Gestora de Inteligência de Crédito
Activity	Credit Bureau
Country	Brazil
Participation	19.45%	20.00%	20.00%
Jointly Controlled By Banco Santander [Member] | Campo Grande Empreendimentos [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Campo Grande Empreendimentos
Activity	Other Activities
Country	Brazil
Participation	25.32%	25.32%	25.32%
Jointly Controlled By Banco Santander [Member] | Santander Auto S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Santander Auto S.A.
Activity	Other Activities
Country	Brazil
Participation	50.00%	50.00%	50.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Webmotors S [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Webmotors S.A.
Activity	Other Activities
Country	Brazil
Participation	70.00%	70.00%	70.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Tecnologia Bancria Sa Tecban [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Tecnologia Bancária S.A. - TECBAN
Activity	Other Activities
Country	Brazil
Participation	18.98%	18.98%	18.98%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Hyundai Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Hyundai Corretora de Seguros
Activity	Insurance Broker
Country	Brazil
Participation	50.00%	50.00%	50.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | P S A Corretora De Segurose Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	PSA Corretora de Seguros e Serviços Ltda.
Activity	Insurance Broker
Country	Brazil
Participation	50.00%	50.00%	50.00%
Jointly Controlled By Aymore C F I [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Solutions 4Fleet
Activity	Other Activities
Country	Brazil
Participation	80.00%	0.00%	0.00%
Significant Influence Of Banco Santander [Member] | Norchem Holding Negcios Sa [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Norchem Holding e Negócios S.A.
Activity	Other Activities
Country	Brazil
Participation	0.00%	0.00%	21.75%